HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 0.1%
2,056	Interpublic Group of Companies, Inc.	$ 55,841
925	Omnicom Group, Inc.	76,692
2,422	Stagwell, Inc.(a)	14,653
81	Trade Desk, Inc. (The), Class A(a)	4,432
		151,618
	ASSET MANAGEMENT - 0.6%
122	Affiliated Managers Group, Inc.	20,500
211	Ameriprise Financial, Inc.	102,147
266	Apollo Global Management, Inc.	36,426
125	Ares Management Corporation, Class A	18,326
208	Artisan Partners Asset Management, Inc., Class A	8,133
163	Blackrock, Inc.	154,277
880	Carlyle Group, Inc.	38,359
1,421	Charles Schwab Corporation	111,237
61	Cohen & Steers, Inc.	4,895
284	F&G Annuities & Life, Inc.	10,238
324	Federated Hermes, Inc.	13,209
2,989	Franklin Resources, Inc.	57,538
2,999	Invesco Ltd.	45,495
152	LPL Financial Holdings, Inc.	49,725
567	OmniAb, Inc.(a)	1,361
74	OmniAb, Inc. - Earnout shares(a),(c),(d),(e)	57
522	Raymond James Financial, Inc.	72,511
96	StepStone Group, Inc., Class A	5,014
363	Stifel Financial Corporation	34,216
591	T Rowe Price Group, Inc.	54,295
479	TPG, Inc.	22,719
109	Victory Capital Holdings, Inc.	6,308
		866,986
	AUTOMOTIVE - 0.1%
60	Dorman Products, Inc.(a)	7,232
1,929	Goodyear Tire & Rubber Company(a)	17,824
715	Tesla, Inc.(a)	185,300
		210,356

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 2.2%
124	Ameris Bancorp	$ 7,139
408	Associated Banc-Corporation	9,192
18,260	Bank of America Corporation	761,990
211	Bank OZK	9,168
239	BankUnited, Inc.	8,231
141	BOK Financial Corporation	14,685
289	Cadence Bank	8,774
139	Cathay General Bancorp	5,981
8,036	Citigroup, Inc.	570,476
1,261	Citizens Financial Group, Inc.	51,663
189	Columbia Banking System, Inc.	4,714
395	Comerica, Inc.	23,329
174	Commerce Bancshares, Inc.	10,828
83	Cullen/Frost Bankers, Inc.	10,392
180	East West Bancorp, Inc.	16,157
1,532	Fifth Third Bancorp	60,054
9	First Citizens BancShares, Inc., Class A	16,687
233	First Hawaiian, Inc.	5,695
1,077	First Horizon Corporation	20,915
1,147	Flagstar Financial, Inc.	13,328
730	FNB Corporation	9,819
377	Fulton Financial Corporation	6,820
132	Glacier Bancorp, Inc.	5,837
177	Hancock Whitney Corporation	9,284
402	Hilltop Holdings, Inc.	12,241
225	Home BancShares, Inc.	6,361
2,734	Huntington Bancshares, Inc.	41,037
4,182	JPMorgan Chase & Company	1,025,844
3,262	KeyCorporation	52,159
263	M&T Bank Corporation	47,011
349	Old National Bancorp	7,395
97	Pinnacle Financial Partners, Inc.	10,286
826	PNC Financial Services Group, Inc.	145,186
125	Prosperity Bancshares, Inc.	8,921

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 2.2% (Continued)
2,165	Regions Financial Corporation	$ 47,045
332	Simmons First National Corporation, Class A	6,816
92	SouthState Corporation	8,539
326	Synovus Financial Corporation	15,237
112	Texas Capital Bancshares, Inc.(a)	8,366
3,413	Truist Financial Corporation	140,445
95	UMB Financial Corporation	9,605
228	United Bankshares, Inc.	7,905
179	United Community Banks, Inc.	5,035
4,118	US Bancorp	173,862
1,285	Valley National Bancorp	11,424
181	WaFd, Inc.	5,173
215	Webster Financial Corporation	11,083
8,397	Wells Fargo & Company	602,821
178	Western Alliance Bancorp	13,676
108	Wintrust Financial Corporation	12,146
99	WSFS Financial Corporation	5,135
431	Zions Bancorporation	21,490
		4,123,402

	BEVERAGES - 0.5%
256	Coca-Cola Company	18,335
1,631	Keurig Dr Pepper, Inc.	55,813
4,196	PepsiCo, Inc.	629,148
		703,296
	BIOTECH & PHARMA - 15.3%
558	89bio, Inc.(a)	4,057
15,191	AbbVie, Inc.	3,182,818
837	Absci Corporation(a)	2,101
1,448	ACADIA Pharmaceuticals, Inc.(a)	24,051
815	ADMA Biologics, Inc.(a)	16,170
395	Agios Pharmaceuticals, Inc.(a)	11,574
196	Akero Therapeutics, Inc.(a)	7,934

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.3% (Continued)
617	Alnylam Pharmaceuticals, Inc.(a)	$ 166,602
577	Altimmune, Inc.(a)	2,885
5,652	Amgen, Inc.	1,760,881
2,928	Amicus Therapeutics, Inc.(a)	23,892
5,863	Amneal Pharmaceuticals, Inc.(a)	49,132
745	Amphastar Pharmaceuticals, Inc.(a)	21,598
312	AnaptysBio, Inc.(a)	5,800
254	ANI Pharmaceuticals, Inc.(a)	17,005
1,397	Apellis Pharmaceuticals, Inc.(a)	30,552
640	Apogee Therapeutics, Inc.(a)	23,910
862	Arbutus Biopharma Corporation(a)	3,008
271	Arcellx, Inc.(a)	17,778
368	Arcturus Therapeutics Holdings, Inc.(a)	3,897
695	Arcus Biosciences, Inc.(a)	5,456
481	Arcutis Biotherapeutics, Inc.(a)	7,523
2,990	Ardelyx, Inc.(a)	14,681
1,266	Arrowhead Pharmaceuticals, Inc.(a)	16,129
981	Arvinas, Inc.(a)	6,887
542	Astria Therapeutics, Inc.(a)	2,894
524	Avidity Biosciences, Inc.(a)	15,468
189	Axsome Therapeutics, Inc.(a)	22,043
415	Beam Therapeutics, Inc.(a)	8,105
1,065	BioCryst Pharmaceuticals, Inc.(a)	7,988
3,497	Biogen, Inc.(a)	478,529
662	Biohaven Ltd.(a)	15,914
2,232	BioMarin Pharmaceutical, Inc.(a)	157,780
599	Blueprint Medicines Corporation(a)	53,017
1,020	Bridgebio Pharma, Inc.(a)	35,261
25,974	Bristol-Myers Squibb Company	1,584,154
731	Catalyst Pharmaceuticals, Inc.(a)	17,727
866	Celldex Therapeutics, Inc.(a)	15,718
549	CG oncology, Inc.(a)	13,445
660	Cogent Biosciences, Inc.(a)	3,953

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.3% (Continued)
536	Collegium Pharmaceutical, Inc.(a)	$ 16,000
406	Corcept Therapeutics, Inc.(a)	46,373
770	Crinetics Pharmaceuticals, Inc.(a)	25,826
1,015	Cullinan Oncology, Inc.(a)	7,684
809	Cytek Biosciences Inc(a)	3,244
1,006	Cytokinetics, Inc.(a)	40,431
841	Day One Biopharmaceuticals, Inc.(a)	6,669
975	Denali Therapeutics, Inc.(a)	13,255
205	Dianthus Therapeutics, Inc.(a)	3,719
96	Disc Medicine, Inc.(a)	4,765
1,258	Dynavax Technologies Corporation(a)	16,316
1,059	Dyne Therapeutics, Inc.(a)	11,077
537	Edgewise Therapeutics, Inc.(a)	11,814
3,780	Eli Lilly & Company	3,121,939
373	Enliven Therapeutics, Inc.(a)	7,341
519	Evolus, Inc.(a)	6,244
1,965	Exelixis, Inc.(a)	72,548
817	EyePoint Pharmaceuticals, Inc.(a)	4,428
6,378	Geron Corporation(a)	10,141
10,070	Gilead Sciences, Inc.	1,128,344
103	GRAIL, Inc.(a)	2,631
713	Guardant Health, Inc.(a)	30,374
813	Halozyme Therapeutics, Inc.(a)	51,878
501	Harmony Biosciences Holdings, Inc.(a)	16,628
1,052	Ideaya Biosciences, Inc.(a)	17,232
11,184	ImmunityBio, Inc.(a)	33,664
697	Immunome, Inc.(a)	4,691
571	Immunovant, Inc.(a)	9,758
1,987	Incyte Corporation(a)	120,313
776	Innoviva, Inc.(a)	14,069
381	Insmed, Inc.(a)	29,066
1,381	Intellia Therapeutics, Inc.(a)	9,819
423	Intra-Cellular Therapies, Inc.(a)	55,802
1,846	Ionis Pharmaceuticals, Inc.(a)	55,694

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.3% (Continued)
4,633	Iovance Biotherapeutics, Inc.(a)	$ 15,428
9,711	Ironwood Pharmaceuticals, Inc.(a)	14,275
556	Janux Therapeutics, Inc.(a)	15,012
6,948	Johnson & Johnson	1,152,256
1,426	Keros Therapeutics, Inc.(a)	14,531
175	Krystal Biotech, Inc.(a)	31,553
1,358	Kura Oncology, Inc.(a)	8,963
487	Kymera Therapeutics, Inc.(a)	13,329
146	Ligand Pharmaceuticals, Inc., B(a)	15,350
425	Liquidia Corporation(a)	6,269
92	Madrigal Pharmaceuticals, Inc.(a)	30,473
1,760	MannKind Corporation(a)	8,853
6,502	Maravai LifeSciences Holdings, Inc.(a)	14,369
31,904	Merck & Company, Inc.	2,863,702
619	Mind Medicine MindMed, Inc.(a)	3,621
542	Mineralys Therapeutics, Inc.(a)	8,607
169	Mirum Pharmaceuticals, Inc.(a)	7,613
15,606	Moderna, Inc.(a)	442,430
4,646	Neumora Therapeutics, Inc.(a)	4,646
1,060	Neurocrine Biosciences, Inc.(a)	117,236
2,482	Novavax, Inc., Class A(a)	15,910
382	Nurix Therapeutics, Inc.(a)	4,538
394	Nuvalent, Inc., Class A(a)	27,942
2,202	Nuvation Bio, Inc.(a)	3,876
973	Ocular Therapeutix, Inc.(a)	7,132
850	Olema Pharmaceuticals, Inc.(a)	3,196
11,312	Organon & Company	168,436
528	ORIC Pharmaceuticals, Inc.(a)	2,946
796	Pacira BioSciences, Inc.(a)	19,781
95,379	Pfizer, Inc.	2,416,904
710	Phathom Pharmaceuticals, Inc.(a)	4,452
80	Praxis Precision Medicines, Inc.(a)	3,030
193	Prestige Consumer Healthcare, Inc.(a)	16,592
1,337	Prime Medicine, Inc.(a)	2,661

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.3% (Continued)
296	Protagonist Therapeutics, Inc.(a)	$ 14,315
512	PTC Therapeutics, Inc.(a)	26,092
1,511	Recursion Pharmaceuticals, Inc., CLASS A(a)	7,993
1,430	Regeneron Pharmaceuticals, Inc.	906,949
1,313	REGENXBIO, Inc.(a)	9,388
1,531	Relay Therapeutics, Inc.(a)	4,011
1,123	REVOLUTION Medicines, Inc.(a)	39,709
294	Rhythm Pharmaceuticals, Inc.(a)	15,573
1,424	Rocket Pharmaceuticals, Inc.(a)	9,498
5,014	Royalty Pharma plc, Class A	156,086
1,321	Sage Therapeutics, Inc.(a)	10,502
4,907	Sana Biotechnology, Inc.(a)	8,244
952	Sarepta Therapeutics, Inc.(a)	60,757
1,824	Savara, Inc.(a)	5,052
232	Scholar Rock Holding Corporation(a)	7,459
306	Scilex Holding Company(a)	76
1,041	SIGA Technologies, Inc.	5,705
573	Silverback Therapeutics, Inc.(a)	7,208
408	SpringWorks Therapeutics, Inc.(a)	18,005
422	Spyre Therapeutics, Inc.(a)	6,809
511	Stoke Therapeutics, Inc.(a)	3,398
1,179	Summit Therapeutics, Inc.(a)	22,743
694	Supernus Pharmaceuticals, Inc.(a)	22,729
867	Syndax Pharmaceuticals, Inc.(a)	10,651
2,523	Tango Therapeutics, Inc.(a)	3,457
224	Tarsus Pharmaceuticals, Inc.(a)	11,507
629	TG Therapeutics, Inc.(a)	24,801
331	Travere Therapeutics, Inc.(a)	5,932
466	Twist Bioscience Corporation(a)	18,295
522	Tyra Biosciences, Inc.(a)	4,855
687	Ultragenyx Pharmaceutical, Inc.(a)	24,876
329	United Therapeutics Corporation(a)	101,421
663	Vaxcyte, Inc.(a)	25,035
615	Vera Therapeutics, Inc.(a)	14,772

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.3% (Continued)
1,995	Vertex Pharmaceuticals, Inc.(a)	$ 967,216
33,797	Viatris, Inc.	294,372
1,707	Viking Therapeutics, Inc.(a)	41,224
2,403	Vir Biotechnology, Inc.(a)	15,571
410	Viridian Therapeutics, Inc.(a)	5,527
900	Xencor, Inc.(a)	9,576
846	Y-mAbs Therapeutics, Inc.(a)	3,748
497	Zymeworks, Inc.(a)	5,919
		23,311,062
	CABLE & SATELLITE - 1.0%
48	Cable One, Inc.	12,757
818	Charter Communications, Inc., Class A(a)	301,458
29,149	Comcast Corporation, Class A	1,075,598
646	Liberty Broadband Corporation - Series A(a)	54,910
4,996	Liberty Latin America Ltd., C(a)	31,025
1,744	Sirius XM Holdings, Inc.	39,318
		1,515,066
	CHEMICALS - 7.2%
427	AdvanSix, Inc.	9,672
96	Air Products and Chemicals, Inc.	28,312
166	Albemarle Corporation	11,955
289	Ashland, Inc.	17,135
390	Axalta Coating Systems Ltd.(a)	12,936
72	Cabot Corporation	5,986
401	Celanese Corporation	22,765
19,200	CF Industries Holdings, Inc.	1,500,480
790	Chemours Company (The)	10,689
34,415	Corteva, Inc.	2,165,736
1,535	CVR Partners, L.P.	115,386
8,470	Dow, Inc.	295,772
5,911	DuPont de Nemours, Inc.	441,433
177	Eastman Chemical Company	15,595
5,262	Ecolab, Inc.	1,334,022
684	Element Solutions, Inc.	15,465

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CHEMICALS - 7.2% (Continued)
31,896	FMC Corporation	$ 1,345,692
405	Hawkins, Inc.	42,898
3,492	Huntsman Corporation	55,139
261	Ingevity Corporation(a)	10,333
123	Innospec, Inc.	11,654
1,190	International Flavors & Fragrances, Inc.	92,356
16,372	LSB Industries, Inc.(a)	107,891
108,114	Mosaic Company (The)	2,920,160
466	PPG Industries, Inc.	50,957
88	Quaker Chemical Corporation	10,878
89	Rogers Corporation(a)	6,010
194	Sensient Technologies Corporation	14,439
198	Sherwin-Williams Company (The)	69,140
838	Westlake Corporation	83,825
		10,824,711
	COMMERCIAL SUPPORT SERVICES - 0.6%
748	ABM Industries, Inc.	35,425
3,807	ADT, Inc.	30,989
13,278	Advantage Solutions, Inc.(a)	20,050
4,049	Alight, Inc., Class A	24,011
958	AMN Healthcare Services, Inc.(a)	23,433
297	ASGN, Inc.(a)	18,717
182	Barrett Business Services, Inc.	7,489
172	Brady Corporation, Class A	12,150
255	Brink's Company (The)	21,971
81	CBIZ, Inc.(a)	6,145
278	Cintas Corporation	57,137
88	Clean Harbors, Inc.(a)	17,345
116	CorVel Corporation(a)	12,989
26	CRA International, Inc.	4,503
667	Cross Country Healthcare, Inc.(a)	9,932
167	FTI Consulting, Inc.(a)	27,401
306	H&R Block, Inc.	16,802
151	Heidrick & Struggles International, Inc.	6,467

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.6% (Continued)
79	Huron Consulting Group, Inc.(a)	$ 11,333
584	Insperity, Inc.	52,110
2,719	Kelly Services, Inc., Class A	35,809
240	Kforce, Inc.	11,734
244	Korn Ferry	16,551
2,901	ManpowerGroup, Inc.	167,909
248	Republic Services, Inc.	60,056
810	Robert Half, Inc.	44,186
532	TriNet Group, Inc.	42,156
64	UniFirst Corporation	11,136
486	Waste Management, Inc.	112,513
		918,449
	CONSTRUCTION MATERIALS - 0.1%
317	Advanced Drainage Systems, Inc.	34,442
118	Carlisle Companies, Inc.	40,179
103	Knife River Corporation(a)	9,292
		83,913
	CONSUMER SERVICES - 0.0%(b)
287	Service Corp International	23,018
513	Upbound Group, Inc.	12,291
		35,309
	CONTAINERS & PACKAGING - 0.1%
157	AptarGroup, Inc.	23,296
1,124	Berry Global Group, Inc.	78,467
697	Sealed Air Corporation	20,143
82	UFP Technologies, Inc.(a)	16,540
		138,446
	DATA CENTER REIT - 0.0%(b)
174	Digital Realty Trust, Inc.	24,932
40	Equinix, Inc.	32,614
		57,546

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.1%
634	3M Company	$ 93,109
99	Dover Corporation	17,392
431	Emerson Electric Company	47,255
162	Illinois Tool Works, Inc.	40,178
48	ITT, Inc.	6,200
		204,134
	E-COMMERCE DISCRETIONARY - 0.6%
4,320	Amazon.com, Inc.(a)	821,924
1,130	Chewy, Inc.(a)	36,736
1,155	eBay, Inc.	78,228
		936,888
	ELECTRICAL EQUIPMENT - 0.3%
231	A O Smith Corporation	15,098
232	Acuity Brands, Inc.	61,096
47	Advanced Energy Industries, Inc.	4,480
95	AMETEK, Inc.	16,353
1,100	Amphenol Corporation, Class A	72,148
259	API Group Corporation(a)	9,262
109	Carrier Global Corporation	6,911
198	Fortive Corporation	14,490
119	Generac Holdings, Inc.(a)	15,071
38	Hubbell, Inc.	12,575
60	Itron, Inc.(a)	6,286
88	Keysight Technologies, Inc.(a)	13,180
471	Kimball Electronics, Inc.(a)	7,748
45	Littelfuse, Inc.	8,853
174	NEXTracker, Inc., Class A(a)	7,332
477	Novanta, Inc.(a)	60,994
287	Otis Worldwide Corporation	29,618
108	Rockwell Automation, Inc.	27,905
227	Trimble, Inc.(a)	14,903
185	Veritiv Holdings Company	13,357
270	Vontier Corporation	8,870

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRICAL EQUIPMENT - 0.3% (Continued)
180	Watts Water Technologies, Inc., Class A	$ 36,706
		463,236
	ENGINEERING & CONSTRUCTION - 0.4%
1,263	AECOM	117,118
25	Comfort Systems USA, Inc.	8,058
67	EMCOR Group, Inc.	24,765
38	Installed Building Products, Inc.	6,515
3,672	Jacobs Solutions, Inc.	443,909
354	NV5 Global, Inc.(a)	6,822
115	Quanta Services, Inc.	29,231
829	Tetra Tech, Inc.	24,248
		660,666
	ENTERTAINMENT CONTENT - 0.5%
18	AppLovin Corporation, Class A(a)	4,769
234	Electronic Arts, Inc.	33,818
1,701	Fox Corporation - Class B, Class B	89,660
1,930	Lions Gate Entertainment Corporation, Class A(a)	17,081
6,875	Paramount Global	156,406
70	Take-Two Interactive Software, Inc.(a)	14,508
2,878	Walt Disney Company (The)	284,058
9,501	Warner Bros Discovery, Inc.(a)	101,946
1,649	Warner Music Group Corporation	51,696
		753,942
	FOOD - 3.5%
2,883	B&G Foods, Inc.	19,806
3,085	Campbell Soup Co.	123,153
21,422	Conagra Brands, Inc.	571,325
1,313	Darling Ingredients, Inc.(a)	41,018
7,625	Flowers Foods, Inc.	144,951
24,829	Fresh Del Monte Produce, Inc.	765,478
7,377	General Mills, Inc.	441,071
5,569	Hain Celestial Group, Inc. (The)(a)	23,111
570	Hershey Company (The)	97,487
5,960	Ingredion, Inc.	805,851

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	FOOD - 3.5% (Continued)
279	J & J Snack Foods Corporation	$ 36,750
7,281	J M Smucker Company (The)	862,142
231	John B Sanfilippo & Son, Inc.	16,369
5,099	Kellanova	420,617
74	Lancaster Colony Corporation	12,950
900	McCormick & Company, Inc.	74,079
696	Mission Produce, Inc.(a)	7,294
7,709	Mondelez International, Inc., Class A	523,056
1,102	Post Holdings, Inc.(a)	128,229
710	Simply Good Foods Company (The)(a)	24,488
1,130	TreeHouse Foods, Inc.(a)	30,612
1,819	Utz Brands, Inc.	25,612
3,462	WK Kellogg Company	68,998
		5,264,447
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
145	Boise Cascade Company	14,223
341	Magnera Corporation(a)	6,193
152	UFP Industries, Inc.	16,270
		36,686
	GAS & WATER UTILITIES - 0.8%
894	American States Water Company	70,340
4,481	American Water Works Company, Inc.	661,036
2,680	California Water Service Group	129,873
3,754	Essential Utilities, Inc.	148,396
447	Middlesex Water Company	28,653
1,580	SJW Group	86,410
259	York Water Company (The)	8,982
		1,113,690
	HEALTH CARE FACILITIES & SERVICES - 10.6%
373	Acadia Healthcare Company, Inc.(a)	11,309
20,770	AdaptHealth Corporation(a)	225,147
145	Addus HomeCare Corporation(a)	14,339
7,017	agilon health, Inc.(a)	30,384
449	Amedisys, Inc.(a)	41,591

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 10.6% (Continued)
394	Apollo Medical Holdings, Inc.(a)	$ 12,218
5,822	BrightSpring Health Services, Inc.(a)	105,320
5,825	Brookdale Senior Living, Inc.(a)	36,465
3,805	Cardinal Health, Inc.	524,215
2,243	Cencora, Inc.	623,756
9,890	Centene Corporation(a)	600,422
941	Charles River Laboratories International, Inc.(a)	141,639
74	Chemed Corporation	45,534
5,673	Cigna Group (The)	1,866,416
3,139	Concentra Group Holdings Parent, Inc.	68,116
11,627	CVS Health Corporation	787,729
1,412	DaVita, Inc.(a)	215,994
1,784	Elevance Health, Inc.	775,969
1,128	Encompass Health Corporation	114,244
342	Ensign Group, Inc. (The)	44,255
12,408	Fortrea Holdings, Inc.(a)	93,680
3,070	Fulgent Genetics, Inc.(a)	51,883
2,104	Ginkgo Bioworks Holdings, Inc.(a)	11,993
4,704	HCA Healthcare, Inc.	1,625,466
2,733	Henry Schein, Inc.(a)	187,183
1,756	Humana, Inc.	464,638
4,257	IQVIA Holdings, Inc.(a)	750,509
5,809	Labcorp Holdings, Inc.	1,351,987
1,004	LifeStance Health Group, Inc.(a)	6,687
1,282	McKesson Corporation	862,773
207	Medpace Holdings, Inc.(a)	63,071
430	Molina Healthcare, Inc.(a)	141,638
191	National HealthCare Corporation	17,725
4,143	NeoGenomics, Inc.(a)	39,317
46,413	OPKO Health, Inc.(a)	77,046
1,849	Option Care Health, Inc.(a)	64,623
13,025	Owens & Minor, Inc.(a)	117,616
738	Patterson Companies, Inc.	23,055

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 10.6% (Continued)
2,786	Pediatrix Medical Group, Inc.(a)	$ 40,369
306	Pennant Group, Inc. (The)(a)	7,696
748	Premier, Inc., Class A	14,421
341	Progyny, Inc.(a)	7,618
5,648	Quest Diagnostics, Inc.	955,642
2,086	RadNet, Inc.(a)	103,716
4,756	Select Medical Holdings Corporation	79,425
470	SI-BONE, Inc.(a)	6,594
2,160	Surgery Partners, Inc.(a)	51,300
991	Teladoc Health, Inc.(a)	7,888
3,785	Tenet Healthcare Corporation(a)	509,083
3,265	UnitedHealth Group, Inc.	1,710,043
1,857	Universal Health Services, Inc., Class B	348,930
100	US Physical Therapy, Inc.	7,236
		16,085,913
	HEALTH CARE REIT - 0.2%
732	Healthpeak Properties, Inc.	14,801
1,275	Ventas, Inc.	87,669
241	Welltower, Inc.	36,924
		139,394
	HOME & OFFICE PRODUCTS - 0.1%
3,913	Newell Brands, Inc.	24,261
1,347	Scotts Miracle-Gro Company (The)	73,936
629	Whirlpool Corporation	56,692
		154,889
	HOME CONSTRUCTION - 0.7%
715	Beazer Homes USA, Inc.(a)	14,579
16	Cavco Industries, Inc.(a)	8,314
408	Century Communities, Inc.	27,377
111	Champion Homes, Inc.(a)	10,518
1,984	DR Horton, Inc.	252,226
647	Dream Finders Homes, Inc.(a)	14,596
175	Green Brick Partners, Inc.(a)	10,204
163	Hovnanian Enterprises, Inc., Class A(a)	17,068

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOME CONSTRUCTION - 0.7% (Continued)
700	KB Home	$ 40,684
1,809	Lennar Corporation, Class B	197,308
253	LGI Homes, Inc.(a)	16,817
233	M/I Homes, Inc.(a)	26,604
380	Masco Corporation	26,425
547	Meritage Homes Corporation	38,771
10	NVR, Inc.(a)	72,444
1,022	PulteGroup, Inc.	105,062
878	Taylor Morrison Home Corporation(a)	52,715
604	Toll Brothers, Inc.	63,776
977	Tri Pointe Homes, Inc.(a)	31,186
		1,026,674
	HOMEBUILDING - 0.0%(b)
359	Millrose Properties, Inc.(a)	9,517

	HOTEL REITS - 0.0%(b)
1,473	Host Hotels & Resorts, Inc.	20,931

	HOUSEHOLD PRODUCTS - 7.2%
928	Central Garden & Pet Company, Class A(a)	30,373
5,281	Church & Dwight Company, Inc.	581,385
2,198	Clorox Company (The)	323,656
23,999	Colgate-Palmolive Company	2,248,706
1,507	Coty, Inc., Class A(a)	8,243
1,431	Energizer Holdings, Inc.	42,816
842	Estee Lauder Companies, Inc. (The), Class A	55,572
27,220	Kenvue, Inc.	652,736
1,139	Kimberly-Clark Corporation	161,989
37,515	Procter & Gamble Company (The)	6,393,305
424	Quanex Building Products Corporation	7,882
270	Reynolds Consumer Products, Inc.	6,442
5,814	Spectrum Brands Holdings, Inc.	415,992
		10,929,097

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.0%(b)
70	AZZ, Inc.	$ 5,853
68	Mueller Industries, Inc.	5,178
214	Proto Labs, Inc.(a)	7,498
97	Timken Company	6,971
		25,500
	INDUSTRIAL REIT - 0.0%(b)
348	Prologis, Inc.	38,903

	INDUSTRIAL SUPPORT SERVICES - 0.3%
76	Applied Industrial Technologies, Inc.	17,126
259	Core & Main, Inc., Class A(a)	12,512
540	Fastenal Company	41,877
283	Global Industrials, Co.	6,339
161	MSC Industrial Direct Company, Inc., Class A	12,505
2,028	Resideo Technologies, Inc.(a)	35,896
98	SiteOne Landscape Supply, Inc.(a)	11,901
9,141	Titan Machinery, Inc.(a)	155,762
196	U-Haul Holding Company(a)	12,811
31	United Rentals, Inc.	19,428
74	Watsco, Inc.	37,614
125	WESCO International, Inc.	19,413
76	WW Grainger, Inc.	75,075
		458,259
	INFRASTRUCTURE REIT - 0.1%
290	American Tower Corporation, A	63,104
342	Crown Castle International Corp.	35,647
58	SBA Communications Corporation, Class A	12,761
		111,512
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
1,888	Bank of New York Mellon Corporation (The)	158,347
1,678	BGC Group, Inc., Class A	15,387
154	CME Group, Inc.	40,855
92	Evercore, Inc., Class A	18,374
859	Goldman Sachs Group, Inc. (The)	469,264

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.1% (Continued)
76	Houlihan Lokey, Inc.	$ 12,274
109	Interactive Brokers Group, Inc., Class A	18,049
298	Intercontinental Exchange, Inc.	51,405
922	Jefferies Financial Group, Inc.	49,392
491	Lazard, Inc.	21,260
134	Moelis & Company, Class A	7,820
4,207	Morgan Stanley	490,832
361	Nasdaq, Inc.	27,385
526	Northern Trust Corp.	51,890
40	Piper Sandler Companies	9,906
48	PJT Partners, Inc., Class A	6,618
210	SEI Investments Company	16,302
1,346	State Street Corporation	120,507
584	StoneX Group, Inc.(a)	44,568
40	Tradeweb Markets, Inc., Class A	5,938
45	Virtu Financial, Inc., Class A	1,715
		1,638,088
	INSURANCE - 2.8%
1,272	Aflac, Inc.	141,434
1,766	Allstate Corporation (The)	365,685
448	American Financial Group, Inc.	58,840
4,797	American International Group, Inc.	417,050
190	Arthur J Gallagher & Company	65,596
903	Assurant, Inc.	189,404
442	Brighthouse Financial, Inc.(a)	25,632
284	Brown & Brown, Inc.	35,330
462	Cincinnati Financial Corporation	68,247
139	CNA Financial Corporation	7,060
450	CNO Financial Group, Inc.	18,743
2,871	Corebridge Financial, Inc.	90,637
1,502	Equitable Holdings, Inc.	78,239
51	Erie Indemnity Company, Class A	21,372
6,314	Genworth Financial, Inc., Class A(a)	44,766
196	Globe Life, Inc.	25,817

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 2.8% (Continued)
230	Hanover Insurance Group, Inc.	$ 40,009
1,418	Hartford Financial Services Group, Inc.	175,449
250	Horace Mann Educators Corporation	10,683
460	Jackson Financial, Inc.	38,539
580	Kemper Corporation	38,773
1,933	Lincoln National Corporation	69,414
1,069	Loews Corporation	98,252
43	Markel Group, Inc.(a)	80,393
864	Marsh & McLennan Companies, Inc.	210,842
524	Mercury General Corporation	29,292
3,697	MetLife, Inc.	296,832
1,615	Old Republic International Corporation	63,340
1,019	Principal Financial Group, Inc.	85,973
1,214	Progressive Corporation (The)	343,573
2,404	Prudential Financial, Inc.	268,479
395	Radian Group, Inc.	13,063
491	Reinsurance Group of America, Inc.	96,678
133	RLI Corporation	10,684
190	Ryan Specialty Group Holdings, Inc.	14,035
81	Safety Insurance Group, Inc.	6,389
296	Selective Insurance Group, Inc.	27,096
1,033	Travelers Companies, Inc. (The)	273,187
321	Trupanion, Inc.(a)	11,964
287	United Fire Group, Inc.	8,455
384	Universal Insurance Holdings, Inc.	9,101
729	Unum Group	59,384
568	Voya Financial, Inc.	38,488
1,109	W R Berkley Corporation	78,916
4	White Mountains Insurance Group Ltd.	7,703
		4,158,838
	INTERNET MEDIA & SERVICES - 3.9%
132	Airbnb, Inc., Class A(a)	15,769
35,110	Alphabet, Inc., Class A	5,429,410
18	Booking Holdings, Inc.	82,924

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INTERNET MEDIA & SERVICES - 3.9% (Continued)
295	Expedia Group, Inc.	$ 49,590
4,896	Getty Images Holdings, Inc.(a)	8,470
122	GoDaddy, Inc., Class A(a)	21,977
305	IAC, Inc.(a)	14,012
367	Match Group, Inc.	11,450
124	Netflix, Inc.(a)	115,634
26,035	Opendoor Technologies, Inc.(a)	26,556
696	Roku, Inc.(a)	49,026
460	TripAdvisor, Inc.(a)	6,518
51	VeriSign, Inc.(a)	12,947
417	Zillow Group, Inc., Class A(a)	27,881
		5,872,164
	LEISURE FACILITIES & SERVICES - 0.1%
41	Choice Hotels International, Inc.	5,444
316	Dave & Buster's Entertainment, Inc.(a)	5,552
257	Hilton Grand Vacations, Inc.(a)	9,614
133	Hilton Worldwide Holdings, Inc.	30,264
130	Hyatt Hotels Corporation, Class A	15,925
293	Live Nation Entertainment, Inc.(a)	38,260
25	Madison Square Garden Sports Corporation(a)	4,868
294	Marriott International, Inc., Class A	70,031
211	Marriott Vacations Worldwide Corporation	13,555
44	TKO Group Holdings, Inc.(a)	6,724
286	Travel + Leisure Company	13,239
63	Vail Resorts, Inc.	10,081
75	Wyndham Hotels & Resorts, Inc.	6,788
		230,345
	LEISURE PRODUCTS - 0.1%
99	Acushnet Holdings Corporation	6,797
297	Brunswick Corporation	15,993
148	Hasbro, Inc.	9,101
105	LCI Industries	9,180
411	Mattel, Inc.(a)	7,986
249	Polaris, Inc.	10,194

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE PRODUCTS - 0.1% (Continued)
200	Thor Industries, Inc.	$ 15,162
1,101	Topgolf Callaway Brands Corporation(a)	7,256
232	Winnebago Industries, Inc.	7,995
		89,664
	MACHINERY – 3.9%
10,385	AGCO Corporation	961,339
674	Alamo Group, Inc.	120,114
343	Crane Company	52,541
6,173	Deere & Company	2,897,298
106	Donaldson Company, Inc.	7,108
5,688	Enovis Corporation(a)	217,338
190	Esab Corporation	22,135
149	Flowserve Corporation	7,277
3,918	Franklin Electric Company, Inc.	367,822
371	Gates Industrial Corporation plc(a)	6,830
69	Graco, Inc.	5,762
41	IDEX Corporation	7,420
152	Ingersoll Rand, Inc.	12,165
151	Lincoln Electric Holdings, Inc.	28,563
402	Lindsay Corporation	50,861
282	Middleby Corporation (The)(a)	42,858
25	Nordson Corporation	5,043
84	Parker-Hannifin Corporation	51,059
136	Regal Rexnord Corporation	15,484
29	Snap-on, Inc.	9,773
712	Stanley Black & Decker, Inc.	54,739
180	Tennant Company	14,355
380	Terex Corporation	14,356
5,080	Titan International, Inc.(a)	42,621
899	Toro Company (The)	65,402
5,693	Veralto Corporation	554,783
97	Xylem, Inc.	11,588

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MACHINERY – 3.9% (Continued)
6,887	Zurn Elkay Water Solutions Corporation	$ 227,133
		5,873,767
	MEDICAL EQUIPMENT & DEVICES - 11.5%
2,640	10X Genomics, Inc., Class A(a)	23,047
12,682	Abbott Laboratories	1,682,266
1,737	Agilent Technologies, Inc.	203,194
142	Align Technology, Inc.(a)	22,558
2,025	Alphatec Holdings, Inc.(a)	20,534
1,032	Artivion, Inc.(a)	25,367
684	AtriCure, Inc.(a)	22,066
5,044	Avanos Medical, Inc.(a)	72,281
13,704	Avantor, Inc.(a)	222,142
38,604	Baxter International, Inc.	1,321,415
8,052	Becton Dickinson and Company	1,844,390
129	BioLife Solutions, Inc.(a)	2,946
492	Bio-Rad Laboratories, Inc., Class A(a)	119,832
1,629	Bio-Techne Corporation	95,508
10,789	Boston Scientific Corporation(a)	1,088,394
1,755	Bruker Corporation	73,254
612	Castle Biosciences, Inc.(a)	12,252
297	Celcuity, Inc.(a)	3,003
1,572	CONMED Corporation	94,933
335	Cooper Companies, Inc. (The)(a)	28,257
4,379	Danaher Corporation	897,695
1,439	DENTSPLY SIRONA, Inc.	21,499
2,499	DexCom, Inc.(a)	170,657
6,459	Edwards Lifesciences Corporation(a)	468,148
8,326	Embecta Corporation	106,157
841	Envista Holdings Corporation(a)	14,516
1,204	Exact Sciences Corporation(a)	52,121
3,534	Fluidigm Corporation(a)	3,817
16,400	GE HealthCare Technologies, Inc.	1,323,643
207	Glaukos Corporation(a)	20,373

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.5% (Continued)
1,145	Globus Medical, Inc., A(a)	$ 83,814
1,567	Haemonetics Corporation(a)	99,583
6,746	Hologic, Inc.(a)	416,700
990	ICU Medical, Inc.(a)	137,471
68	IDEXX Laboratories, Inc.(a)	28,557
1,591	Illumina, Inc.(a)	126,230
117	Inspire Medical Systems, Inc.(a)	18,636
366	Insulet Corporation(a)	96,115
912	Integer Holdings Corporation(a)	107,625
6,983	Integra LifeSciences Holdings Corporation(a)	153,556
858	Intuitive Surgical, Inc.(a)	424,942
62	iRhythm Technologies, Inc.(a)	6,490
618	Lantheus Holdings, Inc.(a)	60,317
145	LeMaitre Vascular, Inc.	12,166
751	Masimo Corporation(a)	125,117
1,028	Merit Medical Systems, Inc.(a)	108,670
106	Mettler-Toledo International, Inc.(a)	125,176
1,383	MiMedx Group, Inc.(a)	10,511
1,554	Myriad Genetics, Inc.(a)	13,784
124	Natera, Inc.(a)	17,535
2,558	Orthofix Medical, Inc.(a)	41,721
383	OrthoPediatrics Corporation(a)	9,433
1,085	Paragon 28, Inc.(a)	14,170
234	Penumbra, Inc.(a)	62,574
456	Quanterix Corporation(a)	2,969
4,291	QuidelOrtho Corporation(a)	150,056
132	Repligen Corporation(a)	16,796
1,315	ResMed, Inc.	294,363
1,571	Revvity, Inc.	166,212
238	Soleno Therapeutics, Inc.(a)	17,005
3,271	Solventum Corporation(a)	248,727
4,524	Stryker Corporation	1,684,058
1,920	Tandem Diabetes Care, Inc.(a)	36,787
1,586	Teleflex, Inc.	219,169

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.5% (Continued)
2,577	Thermo Fisher Scientific, Inc.	$ 1,282,315
868	Treace Medical Concepts, Inc.(a)	7,283
191	Veracyte, Inc.(a)	5,663
380	Vericel Corporation(a)	16,956
280	Waters Corporation(a)	103,200
475	West Pharmaceutical Services, Inc.	106,343
7,068	Zimmer Biomet Holdings, Inc.	799,956
		17,515,016
	METALS & MINING - 0.0%(b)
832	A-Mark Precious Metals, Inc.	21,108

	MORTGAGE FINANCE - 0.0%(b)
2,366	Rithm Capital Corporation	27,091

	MULTI ASSET CLASS REIT - 0.0%(b)
371	Vornado Realty Trust	13,723
173	WP Carey, Inc.	10,918
		24,641
	OFFICE REIT - 0.0%(b)
166	Alexandria Real Estate Equities, Inc.	15,357
323	BXP, Inc.	21,702
		37,059
	PUBLISHING & BROADCASTING - 0.1%
180	New York Times Company (The), Class A	8,928
1,487	News Corporation, Class B	45,161
138	Nexstar Media Group, Inc.	24,732
471	Scholastic Corporation	8,892
757	TEGNA, Inc.	13,793
		101,506
	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(b)
240	Howard Hughes Holdings, Inc.(a)	17,779

	REAL ESTATE SERVICES - 0.2%
9,063	Anywhere Real Estate, Inc.(a)	30,180

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	REAL ESTATE SERVICES - 0.2% (Continued)
1,214	CBRE Group, Inc., Class A(a)	$ 158,767
2,674	Compass, Inc.(a)	23,344
1,351	eXp World Holdings, Inc.	13,213
262	Jones Lang LaSalle, Inc.(a)	64,952
149	Marcus & Millichap, Inc.	5,133
969	Newmark Group, Inc., Class A	11,793
		307,382
	RENEWABLE ENERGY - 0.4%
128	EnerSys	11,722
3,449	Enphase Energy, Inc.(a)	214,010
1,660	First Solar, Inc.(a)	209,874
26,222	Sunrun, Inc.(a)	153,661
		589,267
	RESIDENTIAL REIT - 0.7%
1,461	American Homes 4 Rent, Class A	55,240
1,682	Apartment Investment and Management Company	14,802
453	AvalonBay Communities, Inc.	97,223
396	Camden Property Trust	48,431
742	Equity LifeStyle Properties, Inc.	49,491
1,530	Equity Residential	109,516
210	Essex Property Trust, Inc.	64,380
624	Independence Realty Trust, Inc.	13,248
2,460	Invitation Homes, Inc.	85,731
453	Mid-America Apartment Communities, Inc.	75,914
615	Sun Communities, Inc.	79,114
1,210	UDR, Inc.	54,656
		747,746
	RETAIL - CONSUMER STAPLES - 1.9%
5,698	Albertsons Companies, Inc., Class A	125,299
161	Costco Wholesale Corporation	152,271
85	Five Below, Inc.(a)	6,369
5,277	Kroger Company (The)	357,200
954	SpartanNash Company	19,328
54	Sprouts Farmers Market, Inc.(a)	8,243

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - CONSUMER STAPLES - 1.9% (Continued)
1,576	Target Corporation	$ 164,471
41,379	Walgreens Boots Alliance, Inc.	462,203
17,252	Walmart, Inc.	1,514,553
		2,809,937
	RETAIL - DISCRETIONARY - 1.3%
81	Abercrombie & Fitch Company, Class A(a)	6,186
1,009	Advance Auto Parts, Inc.	39,563
717	American Eagle Outfitters, Inc.	8,332
19	AutoZone, Inc.(a)	72,443
674	Bath & Body Works, Inc.	20,436
113	Beacon Roofing Supply, Inc.(a)	13,978
4,284	Best Buy Company, Inc.	315,344
107	BlueLinx Holdings, Inc.(a)	8,023
231	Builders FirstSource, Inc.(a)	28,861
71	Burlington Stores, Inc.(a)	16,921
151	Dick's Sporting Goods, Inc.	30,436
145	Floor & Decor Holdings, Inc., Class A(a)	11,668
1,104	Foot Locker, Inc.(a)	15,566
83	Freshpet, Inc.(a)	6,903
1,879	GameStop Corporation, Class A(a)	41,939
1,616	Gap, Inc. (The)	33,306
615	Genuine Parts Company	73,271
114	GMS, Inc.(a)	8,341
1,491	Home Depot, Inc. (The)	546,436
1,495	Lowe's Companies, Inc.	348,678
239	MarineMax, Inc.(a)	5,139
44	O'Reilly Automotive, Inc.(a)	63,034
288	Ross Stores, Inc.	36,804
1,466	Sally Beauty Holdings, Inc.(a)	13,238
812	TJX Companies, Inc. (The)	98,902
506	Tractor Supply Company	27,881
65	Ulta Beauty, Inc.(a)	23,825
179	Urban Outfitters, Inc.(a)	9,380
		1,924,834

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL REIT - 0.0%(b)
316	Brixmor Property Group, Inc.	$ 8,390
71	Federal Realty Investment Trust	6,945
718	Kimco Realty Corporation	15,250
282	Realty Income Corporation	16,359
118	Regency Centers Corporation	8,704
235	Simon Property Group, Inc.	39,029
		94,677
	SELF-STORAGE REIT - 0.0%(b)
52	Extra Space Storage, Inc.	7,721
70	Public Storage	20,950
		28,671
	SEMICONDUCTORS - 2.7%
976	Advanced Micro Devices, Inc.(a)	100,274
194	Allegro MicroSystems, Inc.(a)	4,875
1,825	Amkor Technology, Inc.	32,960
257	Analog Devices, Inc.	51,829
1,503	Applied Materials, Inc.	218,115
854	Azenta, Inc.(a)	29,583
843	Broadcom, Inc.	141,143
92	Cirrus Logic, Inc.(a)	9,168
215	Coherent Corp.(a)	13,962
155	CTS Corporation	6,440
199	Diodes, Inc.(a)	8,591
328	Entegris, Inc.	28,693
150	FormFactor, Inc.(a)	4,244
952	GLOBALFOUNDRIES, Inc.(a)	35,138
96,655	Intel Corporation	2,195,034
164	IPG Photonics Corporation(a)	10,355
116	KLA Corporation	78,857
1,940	Lam Research Corporation	141,038
217	Marvell Technology, Inc.	13,361
696	Microchip Technology, Inc.	33,693
2,122	Micron Technology, Inc.	184,381
13	Monolithic Power Systems, Inc.	7,540

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 2.7% (Continued)
1,053	NVIDIA Corporation	$ 114,124
914	ON Semiconductor Corporation(a)	37,191
51	Onto Innovation, Inc.(a)	6,188
226	Photronics, Inc.(a)	4,692
224	Qorvo, Inc.(a)	16,220
1,469	QUALCOMM, Inc.	225,653
761	Sandisk Corp(a)	36,231
50	Silicon Laboratories, Inc.(a)	5,629
536	Skyworks Solutions, Inc.	34,642
154	Synaptics, Inc.(a)	9,813
201	Teradyne, Inc.	16,603
765	Texas Instruments, Inc.	137,471
315	Ultra Clean Holdings, Inc.(a)	6,744
1,222	Vishay Intertechnology, Inc.	19,430
		4,019,905
	SOFTWARE - 2.9%
197	ACI Worldwide, Inc.(a)	10,778
186	Adobe, Inc.(a)	71,337
291	Akamai Technologies, Inc.(a)	23,426
30	ANSYS, Inc.(a)	9,497
58	Autodesk, Inc.(a)	15,184
132	Bentley Systems, Inc., Class B	5,193
60	Cadence Design Systems, Inc.(a)	15,260
656	Concentrix Corporation	36,500
149	Dayforce, Inc.(a)	8,691
118	Donnelley Financial Solutions, Inc.(a)	5,158
329	Dropbox, Inc., Class A(a)	8,788
1,587	Evolent Health, Inc., Class A(a)	15,029
195	Fortinet, Inc.(a)	18,771
671	Gen Digital, Inc.	17,808
82	Intuit, Inc.	50,347
9,202	Microsoft Corporation	3,454,338
1,532	Oracle Corporation	214,188
349	Oscar Health, Inc. - Class A(a)	4,575

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 2.9% (Continued)
114	Palo Alto Networks, Inc.(a)	19,453
52	Paycom Software, Inc.	$ 11,361
32	Paylocity Holding Corporation(a)	5,995
815	Privia Health Group, Inc.(a)	18,297
46	PTC, Inc.(a)	7,128
40	Roper Technologies, Inc.	23,583
398	Salesforce, Inc.	106,807
35	ServiceNow, Inc.(a)	27,865
400	SS&C Technologies Holdings, Inc.	33,412
58	Synopsys, Inc.(a)	24,873
494	Teradata Corporation(a)	11,105
15	Tyler Technologies, Inc.(a)	8,721
43	Veeva Systems, Inc., Class A(a)	9,960
2,628	Veradigm, Inc.(a)	11,458
84	Workday, Inc., Class A(a)	19,617
		4,324,503
	SPECIALTY FINANCE - 0.8%
2,192	Ally Financial, Inc.	79,942
1,073	American Express Company	288,691
1,253	Capital One Financial Corporation	224,663
547	Discover Financial Services	93,373
324	Enact Holdings, Inc.	11,259
1,863	Fidelity National Financial, Inc.	121,244
1,114	First American Financial Corporation	73,112
494	MGIC Investment Corporation	12,241
255	Mr Cooper Group, Inc.(a)	30,498
565	OneMain Holdings, Inc.	27,617
287	PennyMac Financial Services, Inc.	28,732
383	PROG Holdings, Inc.	10,188
4,121	Rocket Companies, Inc.(a)	49,740
354	Stewart Information Services Corporation	25,258
1,733	Synchrony Financial	91,745
3,039	UWM Holdings Corporation	16,593

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY FINANCE - 0.8% (Continued
122	Walker & Dunlop, Inc.	$ 10,414
		1,195,310

	SPECIALTY REITS - 0.0%(b)
164	Iron Mountain, Inc.	14,111
107	Lamar Advertising Company, Class A	12,174
		26,285
	STEEL - 0.0%(b)
180	Commercial Metals Company	8,282
166	Olympic Steel, Inc.	5,232
152	Reliance, Inc.	43,890
		57,404
	TECHNOLOGY HARDWARE - 4.5%
14,203	Apple, Inc.	3,154,913
259	Arista Networks, Inc.(a)	20,067
401	Arrow Electronics, Inc.(a)	41,636
516	Avnet, Inc.	24,814
465	Benchmark Electronics, Inc.	17,684
204	Ciena Corporation(a)	12,328
4,033	Cisco Systems, Inc.	248,876
2,802	Corning, Inc.	128,276
1,199	Corsair Gaming, Inc.(a)	10,623
233	Crane NXT Company	11,976
12,516	Dell Technologies, Inc., Class C	1,140,834
659	Diebold Nixdorf, Inc.(a)	28,811
107	Dolby Laboratories, Inc., Class A	8,593
56	F5, Inc.(a)	14,911
14,916	Hewlett Packard Enterprise Company	230,154
36,362	HP, Inc.	1,006,864
1,187	Jabil, Inc.	161,515
618	Juniper Networks, Inc.	22,365
87	Motorola Solutions, Inc.	38,089
860	NCR Atleos Corporation(a)	22,687
4,266	NCR Voyix Corporation(a)	41,594

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY HARDWARE - 4.5% (Continued)
487	NetApp, Inc.	$ 42,778
170	Plexus Corporation(a)	21,782
216	Pure Storage, Inc., Class A(a)	9,562
588	Sanmina Corporation(a)	44,794
574	Sonos, Inc.(a)	6,125
919	Stratasys Ltd.(a)	8,997
761	Super Micro Computer, Inc.(a)	26,057
675	TD SYNNEX Corporation	70,173
575	TTM Technologies, Inc.(a)	11,793
24	Ubiquiti, Inc.	7,443
1,684	ViaSat, Inc.(a)	17,547
2,284	Western Digital Corporation(a)	92,342
5,395	Xerox Holdings Corporation	26,058
163	Zebra Technologies Corporation, Class A(a)	46,057
		6,819,118
	TECHNOLOGY SERVICES - 1.5%
324	Amdocs Ltd.	29,646
337	Automatic Data Processing, Inc.	102,964
1,267	Block, Inc.(a)	68,836
122	Broadridge Financial Solutions, Inc.	29,580
669	CDW Corporation	107,214
1,499	Cognizant Technology Solutions Corporation, Class A	114,673
60	Coinbase Global, Inc., Class A(a)	10,334
4,977	Conduent, Inc.(a)	13,438
247	CoStar Group, Inc.(a)	19,570
5,555	DXC Technology Company(a)	94,713
106	EPAM Systems, Inc.(a)	17,897
111	Equifax, Inc.	27,035
209	Euronet Worldwide, Inc.(a)	22,332
236	ExlService Holdings, Inc.(a)	11,142
23	FactSet Research Systems, Inc.	10,457
5	Fair Isaac Corporation(a)	9,221
769	Fidelity National Information Services, Inc.	57,429
370	Fiserv, Inc.(a)	81,707

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 1.5% (Continued)
99	Gartner, Inc.(a)	$ 41,554
541	Global Payments, Inc.	52,975
160	ICF International, Inc.	13,595
128	Insight Enterprises, Inc.(a)	19,199
1,452	International Business Machines Corporation	361,053
71	Jack Henry & Associates, Inc.	12,965
317	John Wiley & Sons, Inc., Class A	14,126
2,818	Kyndryl Holdings, Inc.(a)	88,485
319	Mastercard, Inc., Class A	174,849
594	MAXIMUS, Inc.	40,505
78	Moody's Corporation	36,324
43	Morningstar, Inc.	12,894
24	MSCI, Inc.	13,572
221	Paychex, Inc.	34,096
1,686	PayPal Holdings, Inc.(a)	110,012
89	S&P Global, Inc.	45,221
86	Shift4 Payments, Inc., Class A(a)	7,027
227	Toast, Inc., Class A(a)	7,530
203	TransUnion	16,847
72	Verisk Analytics, Inc.	21,429
704	Visa, Inc., Class A	246,723
3,807	Western Union Company (The)	40,278
		2,239,447
	TELECOMMUNICATIONS - 2.5%
47,197	AT&T, Inc.	1,334,731
252	EchoStar Corporation, Class A(a)	6,446
1,578	Frontier Communications Parent, Inc.(a)	56,587
473	Globalstar, Inc.(a)	9,867
243	IDT Corporation, Class B	12,468
1,557	Iridium Communications, Inc.	42,537
32,914	Lumen Technologies, Inc.(a)	129,023
1,188	Telephone and Data Systems, Inc.	46,023
2,210	T-Mobile US, Inc.	589,429
538	United States Cellular Corporation(a)	37,203

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TELECOMMUNICATIONS - 2.5%
31,926	Verizon Communications, Inc.	$ 1,448,164
		3,712,478
	TRANSPORTATION & LOGISTICS - 0.2%
388	CSX Corporation	11,419
83	FedEx Corporation	20,234
1,882	GXO Logistics, Inc.(a)	73,548
153	Kirby Corporation(a)	15,455
31	Norfolk Southern Corporation	7,342
150	Ryder System, Inc.	21,572
165	Union Pacific Corporation	38,980
425	United Parcel Service, Inc., Class B	46,745
		235,295
	TRANSPORTATION EQUIPMENT - 0.0%(b)
207	Cummins, Inc.	64,882

	WHOLESALE - CONSUMER STAPLES - 2.8%
52,062	Archer-Daniels-Midland Company	2,499,498
19,994	Bunge Global S.A.	1,527,941
1,511	Sysco Corporation	113,385
1,742	United Natural Foods, Inc.(a)	47,713
		4,188,537
	WHOLESALE - DISCRETIONARY - 0.1%
147	ePlus, Inc.(a)	8,971
1,411	LKQ Corporation	60,025
846	PC Connection, Inc.	52,807
23	Pool Corporation	7,322
1,643	ScanSource, Inc.(a)	55,878
		185,003

	TOTAL COMMON STOCKS (Cost $142,324,977)	150,572,753

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	RIGHT — 0.0%(b)
	BIOTECH & PHARMA - 0.0% (b)
56	ABIOMED, Inc. - CVR(a),(c),(d),(e)	$ 431
64	Albireo Pharma, Inc. - CVR(a),(c),(d),(e)	138
322	Bristol-Myers Squibb Company(a),(c),(d),(e)	225
336	Inhibrx, Inc.(a),(c),(d),(e)	212
535	Novartis A.G.(a),(c),(d),(e)	577
		1,583

	TOTAL RIGHT (Cost $868)	1,583

	TOTAL INVESTMENTS - 99.6% (Cost $142,325,415)	$ 150,573,768
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	534,437
	NET ASSETS - 100.0%	$ 151,108,205

CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
L.P.	- Limited Partnership
Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The value of this security has been determined in good faith under policies approved by the Board of Directors.
(d)	Restricted security.
(e)	Illiquid security. The total fair value of these securities as of March 31, 2025 was $1,640, represents less than 0.01% of net assets.